Summary of Derivative Instruments (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2018
Interest rate swaps, collars and caps
Derivative [Line Items]
Derivative term	through Jan 15, 2023
Interest rate swaps, collars and caps | Minimum
Derivative [Line Items]
Fixed interest rate on derivative contracts	0.70%
Interest rate swaps, collars and caps | Maximum
Derivative [Line Items]
Fixed interest rate on derivative contracts	2.94%
Interest rate cap
Derivative [Line Items]
Derivative term	through August 15, 2021
Interest rate cap | Minimum
Derivative [Line Items]
Floor interest rate on derivative contracts	3.70%
Interest rate cap | Maximum
Derivative [Line Items]
Fixed interest rate on derivative contracts	5.10%